Related party transactions (Tables)	3 Months Ended
Mar. 31, 2022
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	For the three months ended		For the three months ended
	March 31, 2022		March 31, 2021		March 31, 2022		December 31, 2021
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	26	12,752	34	8,286	15	3,821	—	6,707
Fresenius SE affiliates	967	24,057	979	24,016	730	6,514	1,544	8,041
Equity method investees	25,174	—	10,229	—	158,297	—	131,661	—
Total	26,167	36,809	11,242	32,302	159,042	10,335	133,205	14,748

Products
Fresenius SE affiliates	14,546	9,121	11,632	7,867	14,600	5,807	13,487	6,000
Equity method investees	—	86,622	—	106,002	—	47,199	—	76,444
Total	14,546	95,743	11,632	113,869	14,600	53,006	13,487	82,444

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €16,535 and €12,911 at March 31, 2022 and December 31, 2021, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	For the three months ended March 31, 2022			For the three months ended March 31, 2021			March 31, 2022		December 31, 2021
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	1,957	135	370	1,979	170	345	46,837	48,876	48,794	50,997
Fresenius SE affiliates	3,625	95	—	3,280	290	37	67,208	67,603	68,181	68,284
Total	5,582	230	370	5,259	460	382	114,045	116,479	116,975	119,281

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.